                               John Hancock Funds
                    -----------------------------------------

                                  INDEPENDENCE
                                  BALANCED FUND


                               SEMI-ANNUAL REPORT


                                 August 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                               Thomas W.L. Cameron
                                James F. Carlin*
                                Charles F. Fretz*
                              Harold R. Hiser, Jr.*
                               Charles L. Ladner*
                              Patricia P. McCarter*
                              Steven R. Pruchansky*
                               Richard S. Scipione
                         Lt. Gen. Norman H. Smith, USMC*
                                 John P. Toolan*
                           *Members of Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.,
                      Chairman and Chief Executive Officer
                               Robert G. Freedman,
                                Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon,
                                    President
                                James B. Little,
                            Senior Vice President and
                             Chief Financial Officer
                                Thomas H. Drohan,
                            Senior Vice President and
                                    Secretary
                               Michael P. DiCarlo,
                              Senior Vice President
                                  James K. Ho,
                              Senior Vice President
                              Andrew F. St. Pierre,
                              Senior Vice President
                               James J. Stokowski,
                          Vice President and Treasurer
                                Susan S. Newton,
                     Vice President, Assistant Secretary and
                               Compliance Officer
                                 John A. Morin,
                                 Vice President

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                                Boston, MA 02111

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9277
                              Boston, MA 02205-9277

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                             INVESTMENT SUB-ADVISER
                    Independence Investment Associates, Inc.
                                 53 State Street
                                Boston, MA 02109

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                                Boston, MA 02109

                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

Educating shareholders has always been one of the most important responsibilities of a mutual fund company. But that challenge has taken on new significance in the past several years. Looking at the most recent statistics, you can see why. According to the Investment Company Institute, the mutual fund industry now manages more than $2.3 trillion for investors. More than half of that money has come into mutual funds in just the last four years. Today, there are more than 95 million mutual fund shareholder accounts. That's up from 12 million in 1980. This explosive growth, coupled with the growing complexity of the financial landscape, has made all of us in the mutual fund industry work harder to inform our shareholders.

        At John Hancock Funds, we strive to educate you about all aspects of your fund: the performance, the strategies and the holdings. We want you to fully understand what you own. We want you to have realistic expectations of the potential rewards as well as the potential risks of your investment. These shareholder reports -- which we send you twice a year -- are the best way to give you the most in-depth and up-to-date information.

        In the message that follows, the portfolio manager gives a candid commentary on the market environment; the factors that affected performance; the Fund's current investment strategies; and the outlook for the months ahead.

        The ensuing financial statements provide a comprehensive look at the Fund's statistics and holdings.

        We hope you find these shareholder reports a useful tool in evaluating your investments. Of course, if you have any questions or need more information, feel free to call one of our customer service representatives on our toll-free line at 1-800-755-4371, from 8:30 a.m. to 8:00 p.m. Eastern time, Monday through Friday.

Sincerely,

/s/ EDWARD J. BOUDREAU, JR.
---------------------------

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                     BY JANE A. SHIGLEY AND JEFFREY B. SAEF
                        FOR THE PORTFOLIO MANAGEMENT TEAM


                                  JOHN HANCOCK
                           INDEPENDENCE BALANCED FUND


                      Fund launched amid near-ideal market
                         conditions for stocks and bonds


[A 2 1/4" x 3 1/4" photo of Jane A. Shigley and Jeffrey B. Saef at bottom right. Caption reads: "Jane A. Shigley and Jeffrey B. Saef."]

John Hancock Independence Balanced Fund was launched on July 6, 1995, and was still in the process of building its positions at the end of the Fund's period on August 31, 1995. During July and August, the investing environment was nearly ideal for both the stock and bond markets, characterized by declining interest rates, slow but steady economic growth, low inflation and rising corporate earnings. From July 6, 1995 through August 31, 1995, the Fund posted a total return of 1.18% at net asset value. We have provided this performance information in compliance with Securities and Exchange Commission regulations. The result isn't particularly meaningful, however, because it is based on such a short time early in the life of the Fund. Performance information is historical and assumes reinvestment of all distributions. The Fund's investment return and share value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. In the discussion that follows, we will outline our investment philosophy, provide an overview of the Fund's initial investments and take a look forward.

                                   [CAPTION]
               "...THE INVESTING ENVIRONMENT WAS NEARLY IDEAL..."

                 John Hancock Funds - Independence Balance Fund

[Pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into three sections. Going from top left to right:
Stocks 50%, Bonds 47%, Cash and Short-Term Investments 3%. Footnote below reads:
"As a percentage of net assets on August 31, 1995."]

STRATEGY EXPLAINED
At the core of our investment strategy is a disciplined investment approach that looks for value. That means we don't react to every twist and turn the equity and bond markets take, but rather stick to a consistent approach to investing. For stocks, we try to identify reasonably priced stocks with strong earnings potential. For bonds, we seek cheap, predictable sources of cash flow, or income.

        During the period, we kept the Fund almost evenly divided between stocks and bonds. However, we have the flexibility to weigh either stocks or bonds to as high as 75% of the Fund's investments as market and economic conditions warrant. Using a team of analysts, we apply the tools of human analysis and computer valuation models to produce what we think are the best candidates for inclusion in the Fund. By diversifying among a broad range of holdings, we help keep the Fund's level of volatility close to that of the overall market.

        On the equity side, the companies we invest in combine strong earnings growth with improving fundamentals. We focus on stocks that are cheap. Typically, our stocks have a lower p/e ratio (price to earnings) than that of the average company in the S&P 500. During the Fund's initial months, its leading performers were financial services companies. Stocks including American Express, Citicorp, and American International Group were boosted by rising profit margins resulting from lower interest rates, as well as a wave of takeover activity. Telephone and aerospace stocks also turned in strong performances. By now, it's widely known that the 1995 stock market rally was led by technology stocks. In spite of the surge in technology stock prices, their expected returns are such that we added some to the portfolio.

        In the Fund's start-up stage, we put our fixed-income money to work in the U.S. Treasury market, by purchasing a U.S. Treasury security that has the same duration, or sensitivity to changes in interest rates, as the market. Currently the average duration is 4.8 years. As the Fund grows, we'll use new money to invest based on our disciplined approach.

        The total return for bonds is made up of two components: price appreciation (or depreciation) and income. History shows us that during very short periods, price change can account for a large portion of a bond's total return. That, of course, has been the case so far in 1995. But over longer periods, income is the dominant factor in a bond's total return. Because income is historically such a large component of total return, we focus on bonds that have cheap, predictable cash flows. And since income happens to be the source of return that has the least amount of volatility over time, this strategy also helps us to reduce the Fund's overall level of volatility.

                                    [CAPTION]
"...OUR INVESTMENT STRATEGY IS A DISCIPLINED ... APPROACH THAT LOOKS FOR VALUE."

                 John Hancock Funds - Independence Balanced Fund


        We choose our investments from three major sectors: governments, corporates and mortgages. However, each sector carries a different risk to its cash flow than the others. With corporate bonds, it's credit risk, or the risk of downgrade or default; with mortgages, it's prepayment, or refinancing risk; in governments, it's maturity risk. Using three separate valuation models and the specific risk factors for each sector, we identify bonds that offer cheap, predictable cash flows. We then rank these securities from cheapest and most predictable, to most expensive and least predictable. Finally, we create a portfolio that maximizes exposure to the highest-ranked securities in each of these sectors. Normally, we will divide the Fund's bond holdings roughly as follows: 50% of investments in governments, 35% in corporates and 15% in mortgages. However, there are times when we may tilt these weights slightly away from the normal weighting as opportunities present themselves.

OUTLOOK
For the near term, we expect technology and financial stocks to continue to perform well. Health-care and pharmaceutical companies are also attractive. Consolidations among hospital management companies are producing larger, more profitable companies. Drug companies with new products, such as Merck, should see sales and earnings increases over time. If the same moderate growth, lower interest rate environment continues, we could see more upside for stocks. For many bond investors, the big question now is where do interest rates go from here? We believe that it's nearly impossible to predict the direction of interest rates with any accuracy or consistency. No matter what happens to interest rates and the market, we won't change our disciplined investment style.

                                   [CAPTION]
  "...WE EXPECT TECHNOLOGY AND FINANCIAL STOCKS TO CONTINUE TO PERFORM WELL."

                              FINANCIAL STATEMENTS

                 John Hancock Funds - Independence Balanced Fund

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON AUGUST 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AS OF THAT DATE.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
  Investments at value - Note C:
    Common stocks (cost - $133,612) ..............................     $136,025
    U.S. government obligations (cost - $129,556) ................      128,080
    Joint repurchase agreement (cost - $8,000) ...................        8,000
    Corporate savings account ....................................          965
                                                                       --------
                                                                        273,070
    Receivable for investments sold ..............................       11,961
    Dividends receivable .........................................          452
    Interest receivable ..........................................        2,657
    Receivable from John Hancock Advisers, Inc. - Note B .........        8,278
    Deferred organization expenses - Note A ......................       39,793
                                                                       --------
                    Total Assets .................................      336,211
                    -----------------------------------------------------------
LIABILITIES:
  Payable for investments purchased ..............................       15,375
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B ..........................................       41,377
  Accounts payable and accrued expenses ..........................        7,058
                                                                       --------
                    Total Liabilities ............................       63,810
                    -----------------------------------------------------------
NET ASSETS:
  Capital paid-in ................................................      269,305
  Accumulated net realized gain on investments ...................          400
  Net unrealized appreciation of investments .....................          937
  Undistributed net investment income ............................        1,759
                                                                       --------
                    Net Assets ...................................     $272,401
                    ===========================================================

NET ASSET VALUE PER SHARE:
  (based on 31,680 shares of beneficial interest
  outstanding - unlimited number of shares
  authorized with no par value) ..................................     $   8.60
===============================================================================


THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
For the period July 6, 1995 (commencement of operations) to August 31, 1995
(Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest .......................................................      $ 1,540
  Dividends ......................................................          583
                                                                        -------
                                                                          2,123
                                                                        -------
  Expenses:
    Custodian fee ................................................        3,398
    Auditing fee .................................................        1,789
    Organization expense - Note A ................................        1,282
    Printing .....................................................          835
    Legal fees................................ ...................          715
    Investment management fee - Note B ...........................          282
    Registration and filing fees .................................          261
    Miscellaneous ................................................           60
    Transfer agent fee - Note B ..................................           20
                                                                        -------
                    Total Expenses ...............................        8,642
                    Less expenses reimbursable by
                    John Hancock Advisers, Inc. -
                    Note B .......................................       (8,278)
                    -----------------------------------------------------------
                    Net Expenses .................................          364
                    -----------------------------------------------------------
                    Net Investment Income ........................        1,759
                    -----------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments sold ..........................          400
  Change in net unrealized appreciation/depreciation
    of investments................................................          937
                                                                        -------
                    Net Realized and Unrealized
                    Gain on Investments                                   1,337
                    -----------------------------------------------------------
                    Net Increase in Net Assets
                    Resulting from Operations ....................      $ 3,096
                    ===========================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                 John Hancock Funds - Independence Balanced Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------
                                                                                 FOR THE PERIOD
                                                                                  JULY 6, 1995
                                                                                (COMMENCEMENT OF
                                                                                 OPERATIONS) TO
                                                                                AUGUST 31, 1995
                                                                                  (UNAUDITED)
                                                                                ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income......................................................      $  1,759
  Net realized gain on investments sold......................................           400
  Change in net unrealized appreciation/depreciation of investments..........           937
                                                                                   --------
    Net Increase in Net Assets Resulting from Operations.....................         3,096
                                                                                   --------

FROM FUND SHARE TRANSACTIONS-- NET*..........................................       269,305
                                                                                   --------

NET ASSETS:
  Beginning of period........................................................            --
                                                                                   --------
  End of period (including undistributed net investment income of $1,759)....      $272,401
                                                                                   ========


* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                    FOR THE PERIOD JULY 6, 1995
                                                                   (COMMENCEMENT OF OPERATIONS)
                                                                       TO AUGUST 31, 1995
                                                                           (UNAUDITED)
                                                                   ----------------------------
                                                                       SHARES       AMOUNT
                                                                       ------      --------
Shares sold......................................................      31,689      $269,380
Less shares repurchased..........................................          (9)          (75)
                                                                       ------      --------
Net increase.....................................................      31,680      $269,305
                                                                       ======      ========


THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE COMMENCEMENT OF OPERATIONS. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES, AND ANY INCREASE OR DECREASE IN MONEY THAT SHAREHOLDERS HAVE INVESTED IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES SOLD AND REDEEMED DURING THE PERIOD, ALONG WITH THE CORRESPONDING DOLLAR VALUE.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                 John Hancock Funds - Independence Balanced Fund


FINANCIAL HIGHLIGHTS
The following table includes selected data for a share outstanding throughout the period investment return, key ratios, and supplemental data.

--------------------------------------------------------------------------------
                                                                                     FOR THE PERIOD JULY 6, 1995
                                                                                     (COMMENCEMENT OF OPERATIONS)
                                                                                          TO AUGUST 31, 1995
                                                                                             (UNAUDITED)
                                                                                     ----------------------------
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period..............................................          $  8.50(b)
                                                                                              -------
  Net Investment Income.............................................................             0.06
  Net Realized and Unrealized Gain on Investments...................................             0.04
                                                                                              -------
    Total from Investment Operations................................................             0.10
                                                                                              -------
  Net Asset Value, End of Period....................................................          $  8.60
                                                                                              =======
  Total Investment Return at Net Asset Value........................................             1.18%(c)
  Total Adjusted Investment Return at Net Asset Value (a)...........................            (2.02%)(c)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted).........................................          $   272
  Ratio of Expenses to Average Net Assets...........................................             0.90%*
  Ratio of Adjusted Expenses to Average Net Assets (a) (d)..........................            21.39%*
  Ratio of Net Investment Income to Average Net Assets..............................             4.35%*
  Ratio of Adjusted Net Investment Loss to Average Net Assets (a) (d)...............           (16.14%)*
  Portfolio Turnover Rate...........................................................                6%

    * On an annualized basis.
  (a) On an unreimbursed basis.
  (b) Initial price to commence operations.
  (c) Not annualized.
  (d) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net investment income as a percentage of average net assets is expected to increase as the net assets of the Fund grow.

THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: NET INVESTMENT INCOME, GAINS (LOSSES) AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE COMMENCEMENT OF OPERATIONS. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                 John Hancock Funds - Independence Balanced Fund


THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE INDEPENDENCE BALANCED FUND ON AUGUST 31, 1995. IT'S DIVIDED INTO THREE MAIN CATEGORIES:COMMON STOCKS, U.S. GOVERNMENT AND AGENCIES SECURITIES AND SHORT-TERM INVESTMENTS. COMMON STOCKS ARE FURTHER BROKEN DOWN BY INDUSTRY GROUP. UNDER EACH INDUSTRY GROUP IS A LIST OF THE SECURITIES OWNED BY THE FUND. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
August 31, 1995 (Unaudited)

                                                                        MARKET
ISSUER, DESCRIPTION                             NUMBER OF SHARES        VALUE
-------------------                             ----------------        ------
COMMON STOCKS
Aerospace (2.41%)
  Raytheon Co.................................        40               $  3,235
  United Technologies Corp....................        40                  3,335
                                                                       --------
                                                                          6,570
                                                                       --------
AUTOMOBILE / TRUCK (1.39%)
  Eaton Corp..................................        70                  3,788
                                                                       ========
BANKS (3.69%)
  Banc One Corp...............................       100                  3,363
  BankAmerica Corp............................        60                  3,390
  Citicorp....................................        50                  3,319
                                                                       ========
                                                                         10,072
                                                                       --------
BEVERAGES (1.99%)
  PepsiCo, Inc................................       120                  5,431
                                                                       --------
BUILDING PRODUCTS (0.44%)
  Home Depot, Inc.............................        30                  1,196
                                                                       --------
CHEMICALS (0.95%)
  Eastman Chemical Co.........................        40                  2,585
                                                                       ========
COMPUTERS (1.90%)
  International Business Machines Corp........        50                  5,169
                                                                       ========
DIVERSIFIED OPERATIONS (4.82%)
  Dover Corp..................................        30                  2,385
  Du Pont (E.I.) De Nemours & Co..............        60                  3,923
  Tenneco, Inc................................        70                  3,395
  Textron, Inc................................        50                  3,425
                                                                       --------
                                                                         13,128
                                                                       --------
DRUGS (3.75%)
  Abbott Laboratories.........................        80                  3,100
  Bristol-Myers Squibb Co.....................        60                  4,118
  Merck & Co., Inc............................        60                  2,992
                                                                       --------
                                                                         10,210
                                                                       ========
ELECTRONICS (1.17%)
  Hewlett-Packard Co..........................        40                  3,180
                                                                       --------
ENVIRONMENTAL CONTROL (0.99%)
  Browning-Ferris Industries, Inc.............        80                  2,690
                                                                       --------
FINANCE (2.24%)
  American Express Co.........................        80                  3,230
  Federal National Mortgage Association 861           30                  2,861
                                                                       --------
                                                                          6,091
                                                                       --------
FOODS (0.92%)
  Sara Lee Corp...............................        90                  2,498
                                                                       --------
INSURANCE (3.50%)
  American International Group, Inc...........        50                  4,032
  Allstate Corp...............................        65                  2,198
  Marsh & McLennan Cos., Inc..................        40                  3,295
                                                                       ========
                                                                          9,525
                                                                       ========
MEDICAL/DENTAL (2.67%)
  Baxter International, Inc...................        80                  3,120
  Johnson & Johnson...........................        60                  4,140
                                                                       --------
                                                                          7,260
                                                                       --------
OFFICE EQUIPMENT & SUPPLIES (1.77%)
  Xerox Corp..................................        40                  4,830
                                                                       --------
OIL & GAS (4.10%)
  Amoco Corp..................................        40                  2,550
  Exxon Corp..................................        70                  4,813
  Mobil Corp..................................        40                  3,810
                                                                       --------
                                                                         11,173
                                                                       --------
PAPER (1.20%)
  International Paper Co......................        40                  3,275
                                                                       --------
PUBLISHING / PRINTING (2.93%)
  Dun & Bradstreet Corp.......................        70                  4,051
  McGraw-Hill Companies, Inc..................        50                  3,937
                                                                       --------
                                                                          7,988
                                                                       ========
RETAIL (0.80%)
  Federated Department Stores, Inc.**.........        80                  2,190
                                                                       ========
TELECOMMUNICATIONS (4.55%)
  A T & T Corp................................        80                  4,530
  GTE Corp....................................        90                  3,296
  SBC Communications, Inc.....................        90                  4,556
                                                                       ========
                                                                         12,382
                                                                       ========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              Financial Statements

                 John Hancock Funds - Independence Balanced Fund


                                                                                          MARKET
ISSUER, DESCRIPTION                                        NUMBER OF SHARES               VALUE
-------------------                                        ----------------              --------
TRANSPORTATION (0.82%)
  Delta Air Lines, Inc................                            30                     $  2,231
                                                                                         --------
UTILITIES (0.94%)
  Ameritech Corp......................                            50                        2,563
                                                                                         --------
               TOTAL COMMON STOCKS
                   (Cost $133,612)                            (49.94%)                    136,025
                                                              ------                     --------


                                         INTEREST      MATURITY         PAR VALUE         MARKET
                                           RATE          DATE        (000'S OMITTED)      VALUE
                                           ----        --------      ---------------     --------
U.S. GOVERNMENT AND AGENCIES SECURITIES
Governmental - U.S. (47.02%)
  United States Treasury Note ........     7.50%       11-15-01             128           128,080
                                                                         -------         --------
         TOTAL U.S. GOVERNMENT AND
               AGENCIES SECURITIES
                   (Cost $129,556)                                       (47.02%)         128,080
                                                                       ---------         --------


                                          INTEREST     MATURITY         PAR VALUE         MARKET
ISSUER, DESCRIPTION                         RATE         DATE        (000'S OMITTED)      VALUE
-------------------                         ----       --------      ---------------     --------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (2.94%)
  Investment in a joint repurchase
    agreement transaction with U.B.S.
    Securities Inc., Dated 08-31-95,
    due 09-01-95 (secured by U.S.
    Treasury Bill, 5.54% due 05-30-96,
    by U.S. Treasury Bonds, 12.50%
    thru 14.00% due 11-15-10 thru
    08-15-14, and by U.S. Treasury
    Notes, 4.375% thru 7.25%
    due 08-15-96 thru 12-31-98) -
    Note A............................       5.80%     09-01-95             8            $  8,000
                                                                                         --------
CORPORATE SAVINGS ACCOUNT (0.35%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 3.00%.................                                                        965
                                                                                         --------
       TOTAL SHORT-TERM INVESTMENTS                                          (3.29%)        8,965
                                                                             ------      --------
                  TOTAL INVESTMENTS                                        (100.25%)     $273,070
                                                                           ========      ========

** Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                 John Hancock Funds - Independence Balanced Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Independence Balanced Fund (the "Fund"), a separate portfolio of the John Hancock Institutional Series Trust (the "Trust"), is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1994, consists of eleven series portfolios: the Fund, John Hancock Multi-Sector Growth Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock Fundamental Value Fund, John Hancock Global Bond Fund, John Hancock International Equity Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Value Fund. Prior to September 12, 1995, John Hancock Multi-Sector Growth Fund was known as John Hancock Berkeley Sector Opportunity Fund, John Hancock Active Bond Fund was known as John Hancock Berkeley Bond Fund, John Hancock Dividend Performers Fund was known as John Hancock Berkeley Dividend Performers Fund, John Hancock Fundamental Value Fund was known as John Hancock Berkeley Fundamental Value Fund, John Hancock Global Bond Fund was known as John Hancock Berkeley Global Bond Fund and John Hancock International Equity Fund was known as John Hancock Berkeley Overseas Growth Fund. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Fund. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc., (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged

                          Notes to Financial Statements

                 John Hancock Funds - Independence Balanced Fund

to the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund.

NOTE B --
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS
The Adviser is responsible for managing the Fund's investment business affairs and overseeing the investment activities of the sub-adviser. The Adviser has a sub-investment management contract with Independence Investment Associates, Inc. (the "Sub-Adviser"), under which the Sub-Adviser, subject to the review of the Trustees and the over-all supervision of the Adviser, provides the Fund with investment services and advice with respect to investment transactions. Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.70% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.65% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser pays the Sub-Adviser a monthly management fee, equivalent on an annual basis, of 60% of the advisory fee payable on the Fund's average daily net assets. The Fund is not responsible for payment of the Sub-Adviser's fee.

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net assets.

   The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.90% of the Fund's average daily net asset value. Accordingly, the reduction in the Adviser's fee amounted to $8,278 for the period ended August 31, 1995. The Adviser reserves the right to terminate this limitation in the future.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended August 31, 1995, all sales of shares of beneficial interest were sold at net asset value. The Fund pays all expenses of printing prospectuses and other sales literature, all fees and expenses in connection with qualification as a dealer in various states, and all other expenses in connection with the sale and offering for sale of the shares of the Fund which have not been herein specifically allocated to the Trust.

   The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.05% of the Fund's average daily net asset value, plus certain out-of-pocket expenses.

   Messrs. Edward J. Boudreau, Jr., Richard S. Scipione and Thomas W.L. Cameron are directors and/or officers of the Adviser, and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund.

NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended August 31, 1995, aggregated $149,191 and $15,979, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies, during the period ended August 31, 1995, aggregated $129,556 and none, respectively.

   The cost of investments owned at August 31, 1995 (including the joint repurchase agreement) for Federal income tax purposes was $271,168. Gross unrealized appreciation and depreciation of investments aggregated $4,343 and $3,406, respectively, resulting in net unrealized appreciation of $937.

                                     Notes

                 John Hancock Funds - Independence Balanced Fund

                                      Notes

                 John Hancock Funds - Independence Balanced Fund

                                      Notes

                 John Hancock Funds - Independence Balanced Fund

[LOGO] JOHN HANCOCK FUNDS                                        Bulk Rate
A GLOBAL INVESTMENT MANAGEMENT FIRM                             U.S. Postage
101 HUNTINGTON AVENUE BOSTON, MA 02199-7603                         PAID
                                                                Brockton, MA
                                                               Permit No. 582




[A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."]



--------------------------------------------------------------------------------
This report is for the information of shareholders of the John Hancock Independence Balanced Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]